000 B000000 03/31/2001
000 C000000 0000030125
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 1838 BOND DEBENTURE TRADING FUND
001 B000000 811-02201
001 C000000 6102934300
002 A000000 100 MATSONFORD ROAD, SUITE 320
002 B000000 RADNOR
002 C000000 PA
002 D010000 19087
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
020 A000001 NONE
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 MORGAN STANLEY & CO., INC
022 B000001 13-2655998
022 C000001      1890
022 D000001      4020
022 A000002 SALOMON SMITH BARNEY
022 B000002 13-3082694
022 C000002      3350
022 D000002      1041
022 A000003 WARBURG DILLON READ
022 B000003 N/A
022 C000003      1012
022 D000003       962
022 A000004 CHASE MANHATTAN BANK
022 B000004 N/A
022 C000004      1011
022 D000004         0
022 A000005 LEHMAN BROTHERS INC.
022 B000005 N/A
022 C000005       872
022 D000005         0
022 A000006 DEUTSCHE BANK
022 B000006 N/A
022 C000006       246
022 D000006       461
022 A000007 GOLDMAN SACHS
022 B000007 N/A
022 C000007       498
022 D000007       135
022 A000008 NATIONS BANK
022 B000008 N/A
022 C000008         0
022 D000008       513
022 A000009 ADVEST, INC
022 B000009 N/A
022 C000009         0
022 D000009       508
022 A000010 CS FIRST BOSTON CO.
022 B000010 13-5659485
022 C000010         0
022 D000010       501
023 C000000       9380
023 D000000       8141
024  000000 N
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   1.7
062 M000000  10.7
062 N000000   0.0
062 O000000   0.0
062 P000000  81.4
062 Q000000   3.7
062 R000000   0.0
063 A000000   0
063 B000000 20.9
064 A000000 Y
064 B000000 N
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
071 A000000      8908
071 B000000      9073
071 C000000     71920
071 D000000   12
072 A000000 12
072 B000000     5919
072 C000000       80
072 D000000        0
072 E000000        0
072 F000000      420
072 G000000        0
072 H000000        0
072 I000000       43
072 J000000        8
072 K000000        0
072 L000000       30
072 M000000       29
072 N000000       25
072 O000000       22
072 P000000        0
072 Q000000        0
072 R000000       22
072 S000000       41
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000       30
072 X000000      670
072 Y000000        0
072 Z000000     5329
072AA000000        0
072BB000000      975
072CC010000     3049
072CC020000        0
072DD010000     5326
072DD020000        0
072EE000000        0
073 A010000   1.4500
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        0
074 B000000        0
074 C000000        0
074 D000000    73548
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000     1500
074 J000000      988
074 K000000        0
074 L000000     1514
074 M000000        7
074 N000000    77557
074 O000000      497
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000       90
074 S000000        0
074 T000000    76970
074 U010000     3673
074 U020000        0
074 V010000    20.95
074 V020000     0.00
074 W000000   0.0000
074 X000000     1758
074 Y000000        0
075 A000000        0
075 B000000    74009
076  000000    19.27
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N

077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 A000000 CNA FINANCIAL SERVICE GROUP
080 C000000     1900
081 A000000 Y
081 B000000   4
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
087 A010000 COMMON STOCK
087 A020000 282520105
087 A030000 BDF
088 A000000 N
088 B000000 N
088 C000000 N
088 D000000 N
SIGNATURE   ANNA M. BENCROWSKY
TITLE       VICE PRES & SECY

                        Report of Independent Accountants


To the Board of  Directors  and  Shareholders  of 1838 Bond - Debenture  Trading
Fund:

In planning and performing our audit of the financial statements of 1838 Bond - Debenture Trading Fund for the year ended March 31, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2001.

This report is intended solely for the information and use of the Board of Directors, management and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


April 20, 2001